Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information
Entity Registrant Name	Passage BIO, Inc.
Entity Central Index Key	0001787297
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false